SUPPLEMENTAL INFORMATION - Oil and gas exploration and development (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	¥ 78,049	¥ 68,351	¥ 55,093
Mainland China
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	76,253	67,352	54,388
Other countries
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	1,796	999	705
Group
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration	23,269	21,762	16,752
Development	52,984	46,147	38,241
Total costs incurred	76,253	67,909	54,993
Group | Mainland China
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Exploration	23,269	21,762	16,752
Development	52,984	45,590	37,636
Total costs incurred	76,253	67,352	54,388
Group | Other countries
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Development		557	605
Total costs incurred		557	605
Equity method investments
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	1,796	442	100
Equity method investments | Other countries
Ifrs Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total costs incurred	¥ 1,796	¥ 442	¥ 100